Lease Liability (Tables)	6 Months Ended
Jun. 30, 2025
Lease Liability [Abstract]
Schedule of Lease Liability Recognized

The details of the lease liability recognized as at June 30, 2025 are as follows:

Cost:	Office Lease
Balance, December 31, 2023	$135,337
Accrued interest	4,663
Lease payables transferred back from AP for cash settlement	160,000
Cash payments	(300,000)
Movement in exchange rates	–
Balance, December 31, 2024	–
Additions	272,274
Accrued interest	6,682
Reclass to Accounts payable	(72,000)
Balance, June 30, 2025	$206,956
Year ended December 31:
2025 remaining, net of unpaid amounts transferred to Accounts payable	$72,000
2026	144,000
$216,000

Schedule of Lease Liability
	Maturity	Incremental borrowing rate	June 30, 2025	December 31, 2024
Current	2025	5.45%	$136,087	$–
Non-current	2026	5.45%	70,869	–
			$206,956	$–